Other income (Tables)	12 Months Ended
Sep. 30, 2023
Other income.
Summary of other income

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2023	2022	2021
	$'000	$'000	$'000
Gain on sale of property, plant and equipment	53	—	—